Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	R$ 357,910	R$ 244,278	R$ 146,911
Gain on sale of farms	142,812	39,817	26,716
Changes in fair value of biological assets and agricultural products	56,718	99,083	12,266
Adjustment to net realizable value of agricultural products after harvest, net	(2,040)	883	(1,655)
Cost of sales	(319,214)	(228,319)	(136,362)
Gross profit	236,186	155,742	47,876
Selling expenses	(10,536)	(10,087)	(6,676)
General and administrative expenses	(38,812)	(34,945)	(30,941)
Other operating (expenses) income, net	(1,064)	35,432	(6,019)
Share of profit (loss) of a joint venture	1,102	14,671	(4,425)
Operating income (loss)	186,876	160,813	(185)
Financial income (expenses)
Financial income	310,538	129,323	110,090
Financial expenses	(297,616)	(137,879)	(76,646)
Profit before income and social contribution taxes	199,798	152,257	33,259
Income and social contribution taxes	(22,719)	(25,919)	(5,949)
Net profit for the year	R$ 177,079	R$ 126,338	R$ 27,310
Basic earnings per share-in reais	R$ 3.2913	R$ 2.3505	R$ 0.4771
Diluted earnings per share-in reais	R$ 3.2727	R$ 2.3477	R$ 0.4742